MERCANTILE FUNDS, INC.

Low Duration Bond Fund

(the “Fund”)

Supplement dated March 5, 2004

to the Class A and Class C Shares

Prospectus dated October 31, 2003,

as supplemented through February 25, 2004

THIS SUPPLEMENT SUPERSEDES AND REPLACES ALL EXISTING SUPPLEMENTS TO THE PROSPECTUS. THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The supplement dated February 25, 2004 to the Class A and Class C Shares Prospectus dated October 31, 2003 as supplemented through February 25, 2004 is rescinded.